Accrued Expenses (Details) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation payable	$ 218,764	$ 540,513	$ 214,327
Accrued general and administrative expenses	182,625	94,265	62,743
Accrued research and development expenses	149,258	695,551	1,380,440
Accrued interest	135,140	90,512	33,114
Loss on legal settlement		100,000
Total accrued expenses	$ 685,787	$ 1,520,841	$ 1,696,793